Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PROG HOLDINGS, INC.
Entity Central Index Key	0001808834
Amendment Flag	false
Entity Incorporation, State or Country Code	GA
Entity File Number	1-39628
Entity Tax Identification Number	85-2484385
Entity Address, Address Line One	256 W. Data Drive
Entity Address, City or Town	Draper,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020-2315
City Area Code	385
Local Phone Number	351-1369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	PRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false